Equity Instruments (Details 5)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		75.00%
Risk free interest rate		1.32%
Contractual term (years)		5 years
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		75.00%	0.00%
Risk free interest rate, Minimum	1.02%	1.07%
Risk free interest rate			0.00%
Risk free interest rate, Maximum	1.18%	1.76%
Contractual term (years)			0 years
Dividend yield	0.00%	0.00%	0.00%
Maximum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	229.80%
Contractual term (years)	4 years 11 months 8 days	5 years
Minimum [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	225.50%
Contractual term (years)	4 years 9 months 14 days	4 years 2 months 12 days